Schedule of Investments (unaudited)	iShares® MSCI Global Gold Miners ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.7%
De Grey Mining Ltd.(a)(b)	4,743,283	$4,153,706
Gold Road Resources Ltd.	2,274,562	2,603,901
Newcrest Mining Ltd.	1,087,329	18,342,235
West African Resources Ltd.(a)	4,580,851	2,592,155
		27,691,997
Canada — 53.8%
Agnico Eagle Mines Ltd.	1,033,298	52,582,119
Alamos Gold Inc., Class A	1,014,617	12,526,689
B2Gold Corp.	3,149,640	11,670,489
Barrick Gold Corp.	3,697,435	62,481,885
Calibre Mining Corp.(a)	2,829,205	3,230,400
Centerra Gold Inc.	771,717	4,650,199
Eldorado Gold Corp.(a)	621,357	5,867,990
Equinox Gold Corp.(a)	1,083,898	5,086,136
IAMGOLD Corp.(a)	1,842,094	5,020,809
Karora Resources Inc.(a)	401,020	1,329,348
Kinross Gold Corp.	3,127,610	14,745,270
Lundin Gold Inc.	382,572	4,847,321
New Gold Inc.(a)	3,171,812	3,878,606
SSR Mining Inc.	553,827	8,183,992
Torex Gold Resources Inc.(a)	371,239	5,803,088
Wesdome Gold Mines Ltd.(a)	658,724	3,765,524
Wheaton Precious Metals Corp.	406,550	18,424,277
		224,094,142
China — 4.4%
Zijin Mining Group Co. Ltd., Class A	2,267,435	3,408,973
Zijin Mining Group Co. Ltd., Class H	11,070,000	15,056,903
		18,465,876
Indonesia — 1.0%
Aneka Tambang Tbk	31,000,100	3,915,827

Peru — 1.1%
Cia. de Minas Buenaventura SAA, ADR	695,861	4,738,814

Russia — 0.0%
Polymetal International PLC(a)(c)	822,891	101
Polyus PJSC(a)(c)	62,547	8
		109
South Africa — 12.3%
AngloGold Ashanti Ltd.	808,622	19,686,114
Security	Shares	Value

South Africa (continued)
DRDGOLD Ltd.	3,455,966	$3,874,415
Gold Fields Ltd.	1,292,356	19,594,020
Harmony Gold Mining Co. Ltd.	1,687,161	7,982,518
		51,137,067
Turkey — 1.4%
Koza Altin Isletmeleri AS	5,294,403	5,886,419

United Kingdom — 1.7%
Centamin PLC	3,781,926	4,716,287
Hochschild Mining PLC	2,598,890	2,450,261
		7,166,548
United States — 17.0%
Coeur Mining Inc.(a)(b)	1,095,438	3,286,314
Newmont Corp.	1,667,293	67,608,731
		70,895,045

Total Long-Term Investments — 99.4%
(Cost: $480,223,844)		413,991,844

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	1,143,166	1,143,395
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	210,000	210,000

Total Short-Term Securities — 0.3%
(Cost: $1,352,694)		1,353,395

Total Investments — 99.7%
(Cost: $481,576,538)		415,345,239

Other Assets Less Liabilities — 0.3%		1,390,027

Net Assets — 100.0%		$416,735,266

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,922,895	$—		$(781,560	)(a)	$2,587	$(527)	$1,143,395	1,143,166	$23,981	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	110,000	(a)	—		—	—	210,000	210,000	9,486
						$2,587	$(527)	$1,353,395		$33,467		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	13	06/15/23	$2,254	$(18,901)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$299,728,001	$114,263,734	$109	$413,991,844
Short-Term Securities
Money Market Funds	1,353,395	—	—	1,353,395
	$301,081,396	$114,263,734	$109	$415,345,239

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(18,901)	$—	$—	$(18,901)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

3